Capital and Financial Risk Management - Summary of Interest Rate Risk (Detail) - Interest rate risk [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interest rate risk [Line Items]
Impact on profit before tax (+1%)	€ 6.0	€ 4.0	€ 6.0
Impact on profit before tax (-1%)	6.0	4.0	6.0
Impact on total equity ( 1%)	2.5	6.7	0.4
Impact on total equity (-1%)	€ 2.5	€ 6.7	€ 0.4